Voya Index Solution 2065 Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.8%
14,210	iShares 20+ Year Treasury Bond ETF	$1,511,518	2.8

	Total Exchange-Traded Funds
	(Cost $1,506,582)	1,511,518	2.8

MUTUAL FUNDS: 97.1%
	Affiliated Investment Companies: 97.1%
416,001	Voya Emerging Markets Index Portfolio - Class I	4,247,369	7.9
21,500	(1) Voya Russell Large Cap Growth Index Portfolio Class I	1,142,727	2.1
100,973	(1) Voya VACS Index Series EM Portfolio	1,063,247	2.0
1,090,601	(1) Voya VACS Index Series I Portfolio	10,927,820	20.2
295,034	(1) Voya VACS Index Series MC Portfolio	2,852,977	5.3
2,774,772	(1) Voya VACS Index Series S Portfolio	28,108,445	52.1
417,793	(1) Voya VACS Index Series SC Portfolio	4,044,232	7.5

	Total Mutual Funds
	(Cost $52,009,307)	52,386,817	97.1

	Total Investments in Securities (Cost $53,515,889)	$53,898,335	99.9
	Assets in Excess of Other Liabilities	47,582	0.1
	Net Assets	$53,945,917	100.0

(1)	Non-income producing security.

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,511,518	$–	$–	$1,511,518
Mutual Funds	52,386,817	–	–	52,386,817
Total Investments, at fair value	$53,898,335	$–	$–	$53,898,335

Voya Index Solution 2065 Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/2023	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$-	$4,247,369	$-	$-	$4,247,369	$-	$-	$-
Voya Emerging Markets Index Portfolio - Class P2	4,092,462	1,296,003	(5,920,576)	532,111	-	-	(415,057)	-
Voya International Index Portfolio - Class P2	8,117,363	602,206	(9,113,640)	394,071	-	-	274,532	-
Voya Russell Large Cap Growth Index - Class I	-	1,041,417	(1,835)	103,145	1,142,727	-	102	-
Voya Russell Mid Cap Index Portfolio - Class P2	2,170,638	385,040	(2,834,811)	279,133	-	-	(105,332)	-
Voya Russell Small Cap Index Portfolio - Class P2	3,436,999	145,926	(4,098,604)	515,679	-	-	(299,074)	-
Voya U.S. Bond Index Portfolio - Class I	-	650,335	(650,335)	-	-	1,681	(5,131)	-
Voya U.S. Bond Index Portfolio - Class P2	698,362	185,508	(901,667)	17,797	-	2,680	(886)	-
Voya U.S. Stock Index Portfolio - Class P2	22,340,023	1,025,509	(26,646,544)	3,281,012	-	-	(1,881,061)	-
Voya VACS Index Series Emerging Markets Portfolio	-	1,032,420	-	30,827	1,063,247	-	-	-
Voya VACS Index Series I Portfolio	-	11,090,271	(227,821)	65,370	10,927,820	-	(2,439)	394
Voya VACS Index Series MC Portfolio	-	3,044,484	(103,537)	(87,970)	2,852,977	-	448	-
Voya VACS Index Series S Portfolio	-	28,224,792	(514,798)	398,451	28,108,445	-	1,467	-
Voya VACS Index Series SC Portfolio	-	4,406,627	(230,082)	(132,313)	4,044,232	-	6,409	-
	$40,855,847	$57,377,907	$(51,244,250)	$5,397,313	$52,386,817	$4,361	$(2,426,022)	$394

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $55,160,436.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$602,729
Gross Unrealized Depreciation	(1,864,830)
Net Unrealized Depreciation	$(1,262,101)